CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred revenue-current	$ 79,095	$ 61,161
Accrued expenses and other current liabilities	19,753	11,815
Income taxes payable	4,047	2,120
Other taxes payable	1,980	2,374
Deferred income-current	371
Deferred revenue-noncurrent	22,309	25,020
Deferred income-noncurrent	929
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	469,647,160	469,647,160
Ordinary shares, shares issued (in shares)	139,679,890	138,328,640
Ordinary shares, shares outstanding (in shares)	133,505,836	138,328,640
Variable Interest Entity, Primary Beneficiary
Deferred revenue-current	79,095	61,161
Accrued expenses and other current liabilities	17,482	10,184
Income taxes payable	4,047	2,120
Other taxes payable	1,663	1,473
Deferred income-current
Deferred revenue-noncurrent	22,309	25,020
Deferred income-noncurrent